SIGNIFICANT ACCOUNTING POLICIES - Cumulative Effect Adjustment (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Digital intangible assets	$ 15,030	$ 20,979	$ 41,356
Unit holder’s capital	$ 1,901,644	$ 2,194,352	$ 1,711,171
Cumulative Effect, Period of Adoption, Adjusted Balance
Significant Accounting Policies [Line Items]
Digital intangible assets					$ 362,383
Unit holder’s capital					1,416,194
Cumulative adjustment
Significant Accounting Policies [Line Items]
Digital intangible assets				$ 367,125	4,742
Unit holder’s capital				$ 1,420,936	$ 4,742